(Loss) Earnings Per Share - Summary of Loss Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator
Net (loss) income available to Full Truck Alliance Co. Ltd. from continuing operations | ¥	¥ 406,762		¥ (3,654,448)	¥ (3,470,924)
Net income. available to Full Truck Alliance Co. Ltd. from discontinued operations	0	$ 0	0	452
Net (loss) income available to Full Truck Alliance Co. Ltd.	406,762	58,975	(3,654,448)	(3,470,472)
Deemed dividend to convertible redeemable preferred shares	0	0	(518,432)	(120,086)
Net (loss) income available to ordinary shareholders,Basic	406,762	$ 58,975	(4,172,880)	(3,590,558)
Net (loss) income available to ordinary shareholders,Diluted | ¥	¥ 406,762		¥ (4,172,880)	¥ (3,590,558)
Denominator
Weighted average number of ordinary shares outstanding,Basic | shares	21,517,856,981	21,517,856,981	13,445,972,280	3,423,687,654
Adjustments for dilutive share options | shares	61,759,408	61,759,408	0	0
Weighted average number of ordinary shares outstanding,Diluted | shares	21,579,616,389	21,579,616,389	13,445,972,280	3,423,687,654
(Loss) earnings per share—basic
Basic (loss) earnings per share—continuing operations	¥ 0.02		¥ (0.31)	¥ (1.05)
Basic earnings per share—discontinued operations.	0		0	0
(Loss) earnings per share—basic | (per share)	0.02	$ 0	(0.31)	(1.05)
(Loss) earnings per share—diluted
Diluted (loss) earnings per share—continuing operations	0.02		(0.31)	(1.05)
Diluted earnings per share—discontinued operations.	0		0	0
(Loss) earnings per share—diluted | (per share)	¥ 0.02	$ 0	¥ (0.31)	¥ (1.05)